Summary of Significant Accounting Policies Net Loss Per Share (Details Narrative) (Earnings Per Share, USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Earnings Per Share
Options	8,042,896	2,983,750
Warrants	14,494,340	3,066,602
Convertible notes	3,790,800	5,446,125
Common Stock Equivalents	26,328,036	11,496,477
Warrants Issued	1,100,000	2,795,538
Exercise Price	$ 0.01	$ 0.01
Shares earned, not issued	234,367	3,529,897